Accruals and Other Payables - Schedule of Accruals and Other Payables (Details)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Accruals and Other Payables [Abstract]
Accrued operating expenses	$ 347,864	$ 44,783	$ 1,140,503
Accrued rental expenses	220,830	28,429	191,897
Accrued audit fees	153,698	19,787	1,419,734
Accrued listing expenses			943,496
Provision for sales commissions	1,600,643	206,064	3,051,217
Provision for long service payments and staff benefits	468,236	60,280	1,521,062
Payroll payables			47,542
Others	558,594	71,912	456,711
Total	$ 3,349,865	$ 431,255	$ 8,772,162